Accrued Expenses (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Compensation and related benefits	$ 264,000	$ 479,000	$ 304,000
Accrued Litigation	507,000	269,000	269,000
Personal property and franchise tax
Board Compensation	9,000	23,000	16,000
Other	5,000
Total accrued expenses	$ 785,000	$ 771,000	$ 589,000